Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 07, 2020
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 07, 2020
Prospectus Date	rr_ProspectusDate	Dec. 25, 2019
AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEQ